Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

(Dollars in thousands)	June 30, 2016	December 31, 2015
Compensation	$1,429	$2,932
Restructuring costs (note 7)	1,308	—
Marketing services	398	863
Distribution agreements and managed care costs	920	867
Professional fees	866	623
Franchise taxes	82	263
Travel expenses	148	144
Manufacturing overhead	72	46
Other accruals	260	193

Total accrued expenses and other current liabilities	$5,483	$5,931

At December 31, 2014 and 2015, the Company’s accrued expenses and other current liabilities consisted of the following:

	December 31,
	2014	2015
Compensation	$3,728	$2,932
Marketing services	1,277	863
Distribution agreements and managed care costs	1,235	867
Professional fees	643	623
Franchise taxes	415	263
Travel expenses	269	144
Manufacturing overhead	86	46
Other accruals	48	193

Total	$7,701	$5,931